UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

          Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

06/30

Date of reporting period:  9/30/2013

Item 1.  Schedule of Investments.

Equinox EquityHedge U.S. Strategy Fund
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited)
	Shares		Value
		COMMON STOCK - 88.4%
		AEROSPACE/DEFENSE - 1.7%
	350	Northrop Grumman Corp.	$ 33,341
	445	Rockwell Collins, Inc.	30,198
	359	Teledyne Technologies, Inc. *	30,490
	460	United Technologies Corp.	49,597
			143,626
		AIRLINES - 0.3%
	110	Copa Holdings SA - Cl. A	15,254
	470	US Airways Group, Inc. *	8,911
			24,165
		APPAREL - 3.1%
	473	Carter's, Inc.	35,896
	2,031	NIKE, Inc.	147,532
	212	Ralph Lauren Corp.	34,923
	494	Under Armour, Inc. - Cl. A *	39,248
			257,599
		AUTO PARTS & EQUIPMENT - 0.6%
	917	Tenneco, Inc. *	46,308

		BANKS - 3.3%
	310	Bank of the Ozarks, Inc.	14,877
	725	Comerica, Inc.	28,500
	510	East West Bancorp, Inc.	16,294
	320	PacWest Bancorp	10,995
	515	The PNC Financial Services Group, Inc.	37,312
	160	Signature Bank of New York *	14,643
	565	SunTrust Banks, Inc.	18,317
	3,380	Synovus Financial Corp.	11,154
	1,015	U.S. Bancorp	37,129
	2,085	Wells Fargo & Co.	86,152
			275,373
		BEVERAGES - 3.1%
	405	Diageo PLC - ADR	51,467
	980	Dr Pepper Snapple Group, Inc.	43,924
	1,135	Molson Coors Brewing Co.	56,898
	1,255	PepsiCo, Inc.	99,772
			252,061
		BIOTECHNOLOGY - 0.7%
	200	Cubist Pharmaceuticals, Inc. *	12,710
	330	NPS Pharmaceuticals, Inc. *	10,497
	379	United Therapeutics Corp. *	29,884
			53,091
		BUILDING MATERIALS - 0.1%
	620	Louisiana-Pacific Corp. *	10,906

		CHEMICALS - 3.0%
	339	Airgas, Inc.	35,951
	160	Ashland, Inc.	14,797
	430	Axiall Corp.	16,250
	282	Ecolab, Inc.	27,850
	160	International Flavors & Fragrances, Inc.	13,168
	310	Methanex Corp.	15,894
	380	PolyOne Corp.	11,670
	731	RPM International, Inc.	26,462
	208	The Sherwin-Williams Co.	37,893
	480	Sigma-Aldrich Corp.	40,944
	160	The Valspar Corp.	10,149
			251,028
		COMMERCIAL SERVICES - 3.3%
	511	Automatic Data Processing, Inc.	36,986
	400	Cardtronics, Inc. *	14,840
	436	Equifax, Inc.	26,095
	463	Gartner, Inc. *	27,780
	160	Manpowergroup, Inc.	11,638
	162	Mastercard, Inc. - Cl. A	108,990
	310	MAXIMUS, Inc.	13,962
	460	Quanta Services, Inc. *	12,655
	250	Sotheby's Holdings, Inc. - Cl. A	12,283
	260	Team Health Holdings, Inc. *	9,864
			275,093
		COMPUTERS - 3.3%
	752	3D Systems Corp. *	40,600
	854	Accenture PLC - Cl. A	62,889
	191	Apple, Inc.	91,059
	396	Cognizant Technology Solutions Corp. - Cl. A *	32,520
	130	Stratasys, Ltd. *	13,164
	784	Synaptics, Inc. *	34,715
			274,947
		COSMETICS/PERSONAL CARE - 0.4%
	475	The Procter & Gamble Co.	35,905

		DISTRIBUTION/WHOLESALE - 1.0%
	489	Fastenal Co.	24,572
	110	Wesco International, Inc. *	8,418
	199	W.W. Grainger, Inc.	52,080
			85,070
		DIVERSIFIED FINANCIAL SERVICES - 5.6%
	225	Affiliated Managers Group, Inc. *	41,094
	1,095	American Express Co.	82,694
	1,165	The Charles Schwab Corp.	24,628
	360	Ellie Mae, Inc. *	11,524
	220	Evercore Partners, Inc. - Cl. A	10,831
	350	Nelnet, Inc. - Cl. A	13,457
	845	Ocwen Financial Corp. *	47,126
	270	Portfolio Recovery Associates, Inc. *	16,184
	1,591	T. Rowe Price Group, Inc.	114,441
	465	Visa, Inc. - Cl. A	88,861
	840	WisdomTree Investments, Inc. *	9,752
			460,592
		ELECTRIC - 0.8%
	330	CMS Energy Corp.	8,685
	1,470	Exelon Corp.	43,571
	130	ITC Holdings Corp.	12,202
			64,458
		ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
	684	Ametek, Inc.	31,478
	800	Emerson Electric Co.	51,760
	130	Hubbell, Inc.	13,616
			96,854
		ELECTRONICS - 2.0%
	550	Thermo Fisher Scientific, Inc.	50,683
	1,630	Trimble Navigation, Ltd. *	48,427
	495	Waters Corp. *	52,574
	270	Woodward, Inc.	11,024
			162,708
		ENTERTAINMENT - 0.4%
	210	The Madison Square Garden Co. *	12,195
	180	Penn National Gaming, Inc. *	9,965
	180	Vail Resorts, Inc.	12,488
			34,648
		ENVIRONMENTAL CONTROL - 0.6%
	200	Clean Harbors, Inc. *	11,732
	380	Covanta Holding Corp.	8,124
	280	Stericycle, Inc. *	32,312
			52,168
		FOOD - 1.0%
	310	B&G Foods, Inc.	10,711
	559	The Fresh Market, Inc. *	26,446
	369	McCormick & Co., Inc.	23,874
	250	Sprouts Farmers Market, Inc. *	11,098
	180	United Natural Foods, Inc. *	12,100
			84,229
		HAND/MACHINE TOOLS - 0.4%
	340	Snap-on, Inc.	33,830

		HEALTHCARE-PRODUCTS - 2.5%
	851	Alere, Inc. *	26,015
	857	Align Technology, Inc. *	41,239
	440	Baxter International, Inc.	28,904
	255	Becton Dickinson and Co.	25,505
	90	The Cooper Co., Inc.	11,672
	466	Cyberonics, Inc. *	23,645
	820	Medtronic, Inc.	43,665
	110	Teleflex, Inc.	9,051
			209,696
		HEALTHCARE-SERVICES - 0.3%
	130	MEDNAX, Inc. *	13,052
	200	Universal Health Services, Inc.	14,998
			28,050
		HOME BUILDERS - 0.2%
	400	DR Horton, Inc.	7,772
	210	Meritage Homes Corp. *	9,020
			16,792
		HOME FURNISHINGS - 0.1%
	160	Harman International Industries, Inc.	10,597

		INSURANCE - 4.1%
	450	Berkshire Hathaway, Inc. *	51,079
	450	Brown & Brown, Inc.	14,445
	360	The Chubb Corp.	32,134
	1,764	CNO Financial Group, Inc.	25,401
	420	Employers Holdings, Inc.	12,491
	380	Fidelity National Financial, Inc.	10,108
	200	Infinity Property & Casualty Corp.	12,920
	140	Markel Corp. *	72,488
	330	ProAssurance Corp.	14,870
	260	Torchmark Corp.	18,811
	300	The Travelers Co., Inc.	25,431
	1,200	WR Berkley Corp.	51,432
			341,610
		INTERNET - 5.1%
	1,277	eBay, Inc. *	71,244
	196	F5 Networks, Inc. *	16,809
	679	Facebook, Inc. - Cl. A *	34,113
	199	Google, Inc. - Cl. A *	174,306
	1,294	HomeAway, Inc. *	36,232
	43	Priceline.com, Inc. *	43,471
	200	Shutterfly, Inc. *	11,176
	450	Tibco Software, Inc. *	11,515
	1,315	ValueClick, Inc. *	27,418
			426,284
		LEISURE TIME - 0.3%
	290	Brunswick Corp.	11,574
	110	Polaris Industries, Inc.	14,210
			25,784
		MACHINERY-CONSTRUCTION & MINING - 0.3%
	311	Caterpillar, Inc.	25,928

		MACHINERY-DIVERSIFIED - 1.6%
	220	AGCO Corp.	13,292
	70	Chart Industries, Inc. *	8,613
	310	Cummins, Inc.	41,190
	364	Deere & Co.	29,626
	209	The Middleby Corp. *	43,662
			136,383
		MEDIA - 2.3%
	625	DIRECTV *	37,344
	563	Discovery Communications, Inc. *	43,981
	407	FactSet Research Systems, Inc.	44,404
	849	Scripps Networks Interactive, Inc.	66,315
			192,044
		METAL FABRICATE/HARDWARE - 0.5%
	173	Precision Castparts Corp.	39,313

		MINING - 0.7%
	1,250	Barrick Gold Corp.	23,275
	670	Horsehead Holding Corp. *	8,348
	1,080	Newmont Mining Corp.	30,348
			61,971
		MISCELLANEOUS MANUFACTURING - 0.9%
	360	Colfax Corp. *	20,337
	360	Hexcel Corp. *	13,968
	505	Illinois Tool Works, Inc.	38,516
			72,821
		OIL & GAS - 3.8%
	684	Atwood Oceanics, Inc. *	37,648
	510	Chevron Corp.	61,965
	382	Cimarex Energy Co.	36,825
	455	ConocoPhillips	31,627
	545	Devon Energy Corp.	31,479
	232	EQT Corp.	20,583
	500	Exxon Mobil Corp.	43,020
	200	Gulfport Energy Corp. *	12,868
	780	Kodiak Oil & Gas Corp. *	9,407
	634	Murphy USA, Inc. *	25,607
			311,029
		OIL & GAS SERVICES - 1.3%
	110	Dril-Quip, Inc. *	12,622
	549	FMC Technologies, Inc. *	30,425
	1,025	Halliburton Co.	49,354
	110	Oil States International, Inc. *	11,381
			103,782
		PACKAGING & CONTAINERS - 0.6%
	270	Crown Holdings, Inc. *	11,416
	356	Rock Tenn Co.	36,052
			47,468
		PHARMACEUTICALS - 4.6%
	1,787	Abbott Laboratories	59,311
	797	Allergan, Inc.	72,089
	488	BioMarin Pharmaceutical, Inc. *	35,243
	549	Catamaran Corp. *	25,227
	1,225	Express Scripts Holding Co. *	75,680
	495	GlaxoSmithKline PLC - ADR	24,834
	575	Johnson & Johnson	49,847
	540	Neurocrine Biosciences, Inc. *	6,113
	130	Questcor Pharmaceuticals, Inc.	7,540
	200	Tesaro, Inc. *	7,748
	360	ViroPharma, Inc. *	14,148
			377,780
		REAL ESTATE - 0.5%
	1,838	CBRE Group, Inc. - Cl. A *	42,513

		REAL ESTATE INVESTMENT TRUST - 1.6%
	488	American Tower Corp.	36,175
	160	Camden Property Trust	9,830
	1,119	Colony Financial, Inc.	22,358
	740	Duke Realty Corp.	11,426
	1,810	Hersha Hospitality Trust	10,118
	180	Kilroy Realty Corp.	8,991
	179	Public Storage	28,738
			127,636
		RETAIL - 9.4%
	360	ANN, Inc. *	13,039
	250	Asbury Automotive Group, Inc. *	13,300
	1,094	Bed Bath & Beyond, Inc. *	84,632
	347	Casey's General Stores, Inc.	25,504
	795	The Cheesecake Factory, Inc.	34,940
	325	CVS Caremark Corp.	18,444
	523	Dick's Sporting Goods, Inc.	27,918
	474	DSW, Inc. - Cl. A	40,442
	240	Dunkin' Brands Group, Inc.	10,862
	420	Fifth & Pacific Co., Inc. *	10,555
	483	The Home Depot, Inc.	36,635
	816	Lowe's Co., Inc.	38,850
	261	PetSmart, Inc.	19,904
	1,104	Sally Beauty Holdings, Inc. *	28,881
	1,422	Starbucks Corp.	109,451
	690	Target Corp.	44,146
	400	Texas Roadhouse, Inc. - Cl. A	10,512
	788	TJX Co., Inc.	44,435
	599	Tractor Supply Co.	40,235
	267	Ulta Salon Cosmetics & Fragrance, Inc. *	31,896
	330	Urban Outfitters, Inc. *	12,134
	675	Wal-Mart Stores, Inc.	49,923
	545	Williams-Sonoma, Inc.	30,629
			777,267
		SEMICONDUCTORS - 2.7%
	666	Avago Technologies Ltd.	28,718
	250	Cavium, Inc. *	10,300
	650	Fairchild Semiconductor International, Inc. - Cl. A *	9,029
	450	Monolithic Power Systems, Inc.	13,626
	986	NXP Semiconductor NV *	36,689
	1,241	Qualcomm, Inc.	83,594
	290	Semtech Corp. *	8,697
	1,430	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	24,253
	660	Teradyne, Inc. *	10,903
			225,809
		SOFTWARE - 5.7%
	310	Aspen Technology, Inc. *	10,711
	300	Bottomline Technologies, Inc. *	8,364
	277	Citrix Systems, Inc. *	19,559
	100	CommVault Systems, Inc. *	8,783
	290	Cornerstone OnDemand, Inc. *	14,918
	392	Fiserv, Inc. *	39,612
	200	Guidewire Software, Inc. *	9,422
	1,008	Intuit, Inc.	66,840
	2,675	Microsoft Corp.	89,104
	2,749	Oracle Corp.	91,184
	1,456	PTC, Inc. *	41,394
	310	Qlik Technologies, Inc. *	10,614
	250	ServiceNow, Inc. *	12,988
	636	Solera Holdings, Inc.	33,625
	90	Ultimate Software Group, Inc. *	13,266
			470,384
		TELECOMMUNICATIONS - 1.7%
	690	Ciena Corp. *	17,236
	1,040	Cisco Systems Inc.	24,357
	540	IPG Photonics Corp.	30,407
	656	NeuStar Inc. - Cl. A *	32,459
	803	Telephone & Data Systems, Inc.	23,729
	380	TW Telecom, Inc. - Cl. A *	11,349
			139,537
		TRANSPORTATION - 1.5%
	500	CH Robinson Worldwide, Inc.	29,780
	1,244	CSX Corp.	32,020
	931	Expeditors International of Washington, Inc.	41,020
	110	Genesee & Wyoming, Inc. *	10,227
	290	Old Dominion Freight Line, Inc. *	13,337
			126,384
		TRUCKING & LEASING - 0.2%
	310	TAL International Group, Inc.	14,486

		TOTAL COMMON STOCK (Cost - $7,306,296)	7,326,007

		EXCHANGE TRADED FUNDS - 2.6%
		EQUITY FUND - 2.6%
	1,850	iShares Russell 1000 Value ETF	159,470
	687	iShares Russell Mid-Cap Growth ETF	53,723
		TOTAL EXCHANGE TRADED FUNDS (Cost - $216,122)	213,193

		TOTAL INVESTMENTS - 91.0% (Cost - $7,522,418) (a)	$7,539,200
		OTHER ASSETS AND LIABILITIES - NET - 9.0%	748,765
		TOTAL NET ASSETS - 100.0%	$8,287,965

*	Non-Income producing security.
(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 110,446
		Unrealized depreciation:	(93,664)
		Net Unrealized appreciation:	$ 16,782

Unrealized (Depreciation)
LONG SWAP +

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns on a basket of CTA programs that is calculated on a daily basis with reference to a customized index that is proprietary to Deutsche Bank.  The basket is comprised of a diversified collection of CTA programs with an emphasis on physical commodity sector exposure. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap, the notional allocation to each CTA program, and the mix of CTA programs.  The swap was effective on September 11, 2013 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides a fee of 0.35% payable to Deutsche Bank accrued on the notional level ($3,870,000) of the swap.

Total Net Unrealized Loss on Long Swap Contract	$ (242,423)

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

 If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Common Stock	$ 7,326,007	$ -	$ -	$ 7,326,007
Exchange Traded Funds	213,193	-	-	213,193
Total	$ 7,539,200	$ -	$ -	$ 7,539,200

Liabilities	Level 1	Level 2	Level 3	Total
Long Swap Contract	$ -	$ 242,423	$ -	$ 242,423
Total	$ -	$ 242,423	$ -	$ 242,423

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.   The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

*/s/ Robert J. Enck

       Robert J. Enck, President

Date

11/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Robert J. Enck

       Robert J. Enck, President

Date

11/29/13

By (Signature and Title)

*/s/ Vance J. Sanders

       Vance J. Sanders, Treasurer

Date

11/29/13